Prepayments and other assets	9 Months Ended
May 31, 2025
Notes and other explanatory information [abstract]
Prepayments and other assets
5.	Prepayments and other assets

	May 31, 2025	August 31, 2024
Prepaid expenses	$393	$539
Deferred financing costs	288	707
Total prepayments and other assets	$681	$1,246